Long-Term Debt	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 13: — LONG-TERM DEBT

a.	Composed as follows:

	March 31,
	2015	2014
Debentures with institutional investors (1)	$—	$11,117
Mortgage for U.S. headquarters facility (2)	5,888	6,745

	5,888	17,862

Less: current maturities	912	11,974

	$4,976	$5,888

(1)

In 2003, the Company entered into two series of loan agreements, subsequently amended, with multiple lenders in Israel. At March 31, 2015 there were no debentures outstanding as they matured in November 2014. At March 31, 2014, the outstanding debentures are comprised of $422 (issued in U.S. dollars) at an interest rate of 6.1% with the remaining debentures of $10,695 (issued in NIS) at a rate of Israeli CPI plus 5.8%. The debentures provided certain undertakings, including (i) not to encumber any of its assets, unless to secure indebtedness, as defined in such agreements, which in the aggregate does not exceed $20,000, or unless to encumber newly acquired assets to secure financing provided to acquire such assets, and (ii) not to incur any additional indebtedness as long as the ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness is less than 2:1. The test was based on the Company’s audited financial statements, and was performed on April 1 of each year with respect to the prior calendar year.

(2)	In 2005, Taro U.S.A. and two of its subsidiaries entered into obligations, secured by mortgages on the Company’s U.S. headquarters facility located in New York and distribution facility located in New Jersey (subsequently retired in February 2012). The Company guaranteed these obligations. The mortgage on the New York facility was $5,888 and $6,745 as of March 31, 2015 and 2014, respectively, was for an original term of 15 years, bears interest at the rate of LIBOR plus 1.25%, and has a graduating debt service coverage ratio covenant of 1.90. At March 31, 2015 and 2014, the debt service coverage ratio was 2.30 and 2.25, respectively. The interest rate of this mortgage is effectively fixed at 6.16%, as the Company has an interest rate swap in place which is concurrent with the 15-year term of the mortgage.

As of March 31, 2015, the Company is in compliance with all of its covenants.

b.	Classified by currency, linkage terms and interest rates, the total amount of the liabilities (including current maturities and the reclassified short-term portion) is as follows:

	Weighted-Average Interest Rate		Amount
	March 31,		March 31,
	2015	2014	2015	2014
In, or linked to, U.S. dollars (1)	1.43%	1.72%	$5,888	$7,167
In Israeli currency – linked to CPI	—	5.80%	—	10,695

			$5,888	$17,862

(1)	Represents a mortgage loan in the amount of $5,888 and $6,745 as of March 31, 2015 and 2014, respectively, which is subject to variable interest rates linked to LIBOR, however the Company’s interest rate swap entered into concurrently with the mortgage agreement effectively fixes the mortgage rate at a fixed rate of 6.16%. See Note 10.a. The remaining outstanding debt in 2014 was subject to fixed interest rates.

c.	The debt matures as follows:

As of
Year Ended	March 31, 2015
3/31/2016	$912
3/31/2017	969
3/31/2018	1,031
3/31/2019	1,096
3/31/2020	1,166
Thereafter	714

$5,888

As of the date of these financial statements, the Company has met all of its scheduled debt obligations. For collateral, see Note 14.